CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Accounts receivable, allowance for credit losses	$ 5,772	$ 7,978
Loans receivable, allowance for credit losses	91,504	20,872
Non-current assets
Loans receivable, allowance for credit losses	6,172	19,612
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	213,580	121,637
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	3,531,187	2,033,461
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	244,574	161,379
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	74,738	42,613
Bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	100,000	0
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	186,494	74,506
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	2,644,463	2,150,165
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	181,400	52,306
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	76,234	36,159
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	491,313	177,870
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	104,826	343,297
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	3,475,708	1,840,406
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	6,992	1,526
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	107
VIEs [Member]
Current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	104,186	91,186
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	203,382	212,377
Non-current liabilities
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	36,189	55,200
VIEs [Member] | Nonrecourse [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	17,632	19,290
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	132,687	107,512
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	18,591	11,014
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	435	2,347
Bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	8,051	10,122
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	203,382	212,377
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	537	566
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	4,038	1,907
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	12,527	16,916
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	36,189	55,200
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 107	$ 107
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	409,762,257	359,755,767
Ordinary shares, Outstanding (in shares)	409,762,257	359,755,767
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	147,975,703	152,175,703
Ordinary shares, Outstanding (in shares)	147,975,703	152,175,703